SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses	$ 3,524	$ 4,452	$ 4,495
Research and development services	3,170	4,603	9,296
Lab, occupancy and telephone	1,102	969	902
Professional fees	273	935	954
Share based compensation	451	760	1,198
Depreciation and amortization	431	583	615
Other	198	217	169
Research and development expenses	$ 9,149	$ 12,519	$ 17,629